Loans and asset quality - Details of Loan Distribution and Industry Concentrations of Credit Risk (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	[1]	$ 63,703	$ 59,132
Unearned income on lease financings		674	866
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		15,899	13,319
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		2,342	1,642
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		13,347	11,184
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		3,945	2,530
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,055	1,222
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		4,483	5,882
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		19,573	20,034
Total Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		49,351	45,611
Total Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		6,640	5,603
Total Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		2,115	1,390
Total Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		13,247	11,095
Total Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		3,899	2,524
Total Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,007	1,282
Total Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,055	1,222
Total Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		911	1,348	$ 1,314
Total Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,137	1,113	768
Total Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		19,340	20,034	$ 15,652
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		14,352	13,521
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		9,259	7,716
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		227	252
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		100	89
Foreign | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		46	6
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		850	889
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		3,637	4,569
Foreign | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		$ 233	$ 0

[1]	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.